ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
ACCOUNTS RECEIVABLE

8. ACCOUNTS RECEIVABLE

Accounts receivable consists primarily of amounts due from customers comprising crypto assets and other receivables. Accounts receivable – crypto assets (see below) include embedded derivative features arising from the right to receive a fixed quantity of crypto assets. These instruments are accounted for in their entirety at fair value, with changes in fair value recognized in the Consolidated Statement of Operations within “Change in fair value of accounts receivable.” The contractual amounts of accounts receivable denominated in crypto assets approximate their fair value as of each reporting date.

The following table presents the Company’s accounts receivable as of March 31, 2026, and December 31, 2025.

	March 31, 2026	December 31, 2025
Accounts receivable - crypto assets	$957,800	$1,211,696
Accounts receivable - other	606,286	54,527
Total accounts receivable	$1,564,086	$1,266,223

The following table presents a reconciliation of accounts receivable, including embedded derivative features, as of March 31, 2026, and December 31, 2025:

	March 31, 2026	December 31, 2025
Gross accounts receivable, beginning balance	$2,559,072	$14,804,519
Additions / new contracts	2,928,696	26,652,008
Settlements	(2,244,409)	(22,636,869)
Net change in fair value of accounts receivable	(367,015)	(11,711,086)
Change in contract terms	-	(4,549,500)
Gross accounts receivable, ending balance	$2,876,344	$2,559,072
Allowance for doubtful accounts, beginning balance	$(1,292,849)	$(869,906)
Provision for expected credit losses	(19,409)	(422,943)
Allowance for doubtful accounts, ending balance	$(1,312,258)	$(1,292,849)
Net accounts receivable, ending balance	$1,564,086	$1,266,223

In 2025, Open World Inc. entered into an amendment to an existing contract with a third party. The amendment modified certain terms and conditions of the original agreement, including a reduction in the token supply to be delivered under the contract, resulting in a decrease in accounts receivable of $4,549,500.

Credit Risk

Accounts receivable expose the Company to credit risk arising from counterparties’ inability to satisfy amounts due. The Company monitors the creditworthiness of its customers on an ongoing basis and records allowances for expected credit losses based on historical loss experience, the aging of balances, and management’s assessment of current and expected future economic conditions.

For the three months ended March 31, 2026 and 2025, four customers accounted for approximately 84% and 69% of total revenue, respectively.

As of March 31, 2026 and December 31, 2025, three and one customers, respectively, each represented more than 10% of the Company’s total accounts receivable balance.

Fair Value Hierarchy

The Company’s accounts receivable - crypto assets, including embedded derivative features, are classified within Level 2 of the fair-value hierarchy under ASC 820. The instruments are valued using observable market prices for the underlying crypto assets, adjusted for contractual lock-up restrictions and related lack-of-marketability discounts.

8. ACCOUNTS RECEIVABLE

Accounts receivable consists primarily of amounts due from customers comprising of crypto assets and other receivables. Accounts receivable – crypto assets (see below) include embedded derivative features arising from the right to receive a fixed quantity of crypto assets. These instruments are accounted for in their entirety at fair value, with changes in fair value recognized in the consolidated Statement of Operations within “Change in fair value of accounts receivable.” The contractual amounts of accounts receivable denominated in crypto assets approximate their fair value as of each reporting date.

The following table presents the Group’s accounts receivable as of December 31, 2025, and December 31, 2024.

	December 31, 2025	December 31, 2024
Accounts receivable - crypto assets	1,211,696	13,463,445
Accounts receivable - other	54,527	471,168
Total accounts receivable	1,266,223	13,934,613

The following table presents a reconciliation of accounts receivable, including embedded derivative features, for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Beginning balance, January 1	13,934,613	2,395,177
Additions / new contracts	26,652,008	39,749,349
Settlements	(22,636,869)	(24,617,356)
Net change in fair value of receivables	(11,711,086)	(2,722,651)
Change in revenue contract	(4,549,500)	-
Allowance for doubtful accounts	(422,943)	(869,906)
Ending balance, December 31	1,266,223	13,934,613

The following table presents a reconciliation of the Group’s allowance for doubtful accounts, for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Beginning balance, January 1	869,906	–
Provision for expected credit losses	422,943	869,906
Write-offs charged against the allowance	–	–
Recoveries of amounts previously written off	–	–
Ending balance, December 31	1,292,849	869,906

Credit Risk

Accounts receivable expose the Group to credit risk arising from counterparties’ inability to pay amounts due. The Group monitors the creditworthiness of its customers on an ongoing basis and establishes an allowance for doubtful accounts to reflect expected credit losses. The allowance is based on historical loss experience, the aging of balances, and management’s assessment of current and expected future economic conditions.

As of December 31, 2025, and December 31, 2024, the Group had accounts receivable positions with one and two counterparties, respectively, each accounting for more than 10 percent of total receivables.

Fair Value Hierarchy

The Group’s accounts receivable - crypto assets, including embedded derivative features, are classified within Level 2 of the fair-value hierarchy under ASC Topic 820, Fair Value Measurement, as valuation is based on quoted market prices for identical crypto assets in active markets.